Contracts, acquisitions and agreements (Details Narrative) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 26, 2024 shares	Apr. 22, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 26, 2026 $ / shares	Aug. 20, 2025	Dec. 27, 2024 $ / shares
Abra Silver Resource Corp. [Member]
IfrsStatementLineItems [Line Items]
Increase percentage of additional share subscription		4.00%
Transaction price amounted		$ 10,000,000
Abra Silver Resource Corp. [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Increase percentage of additional share subscription				9.90%
Additional share subscription amount				$ 25,741,477
Lithium 3 C Pte Ltd. [Member]
IfrsStatementLineItems [Line Items]
Subscription shares | shares	55,000,000
Percentage of share capital voting rights	27.50%
Percentage of share capital	100.00%
Subscription price per share | $ / shares							$ 0.3636
Initial payment price per share | $ / shares							$ 0.0636
Lithium 3 C Pte Ltd. [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of share capital voting rights					35.00%
Subscription price per share | $ / shares					$ 0.70
Canadian Solar Energy Group B. V. [Member]
IfrsStatementLineItems [Line Items]
Percentage of share capital voting rights						100.00%
Total purchase price			$ 48
Canadian Solar U Y Holding Latam S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of share capital voting rights						100.00%
Total purchase price			$ 48